Condensed Consolidating Guarantor Financial Statements Details IS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Revenue:
Retail merchandise sales	$ 98,708	$ 81,770
Pawn loan fees	47,638	43,151
Consumer loan and credit services fees	9,784	11,767
Wholesale scrap jewelry revenue	13,647	23,224
Total revenue	169,777	159,912
Cost of revenue:
Cost of retail merchandise sold	60,490	48,039
Consumer loan and credit services loss provision	1,743	2,109
Cost of wholesale scrap jewelry sold	11,088	18,504
Total cost of revenue	73,321	68,652
Net revenue	96,456	91,260
Expenses and other income:
Store operating expenses	48,492	42,805
Administrative expenses	13,329	13,092
Depreciation and amortization	4,272	3,625
Interest expense	1,436	719
Interest income	(81)	(147)
Total expenses and other income	67,448	60,094
Income from continuing operations before income taxes	29,008	31,166
Provision for income taxes	6,054	10,986
Income from continuing operations	22,954	20,180
Income (loss) from discontinued operations	(272)	84
Net income	22,682	20,264
Currency translation adjustment, net of tax expense or benefit	(255)	6,231
Comprehensive income	22,427	26,495
Parent Company [Member]
Revenue:
Retail merchandise sales	0	0
Pawn loan fees	0	0
Consumer loan and credit services fees	0	0
Wholesale scrap jewelry revenue	0	0
Total revenue	0	0
Cost of revenue:
Cost of retail merchandise sold	0	0
Consumer loan and credit services loss provision	0	0
Cost of wholesale scrap jewelry sold	0	0
Total cost of revenue	0	0
Net revenue	0	0
Expenses and other income:
Store operating expenses	0	0
Administrative expenses	7,051	9,211
Depreciation and amortization	290	277
Interest expense	1,436	719
Interest income	(29)	(3)
Total expenses and other income	8,748	10,204
Income from continuing operations before income taxes	(8,748)	(10,204)
Provision for income taxes	(6,497)	(2,962)
Income from continuing operations	(2,251)	(7,242)
Income (loss) from discontinued operations	0	0
Net income	(2,251)	(7,242)
Currency translation adjustment, net of tax expense or benefit	(255)	6,231
Comprehensive income	(2,506)	(1,011)
Guarantor Subsidiaries [Member]
Revenue:
Retail merchandise sales	37,358	28,940
Pawn loan fees	19,466	16,814
Consumer loan and credit services fees	8,963	10,741
Wholesale scrap jewelry revenue	7,507	12,724
Total revenue	73,294	69,219
Cost of revenue:
Cost of retail merchandise sold	21,136	15,194
Consumer loan and credit services loss provision	1,565	1,989
Cost of wholesale scrap jewelry sold	6,119	9,757
Total cost of revenue	28,820	26,940
Net revenue	44,474	42,279
Expenses and other income:
Store operating expenses	21,187	18,074
Administrative expenses	0	0
Depreciation and amortization	1,450	1,130
Interest expense	0	0
Interest income	25	0
Total expenses and other income	22,662	19,204
Income from continuing operations before income taxes	21,812	23,075
Provision for income taxes	7,634	8,307
Income from continuing operations	14,178	14,768
Income (loss) from discontinued operations	0	0
Net income	14,178	14,768
Currency translation adjustment, net of tax expense or benefit	0	0
Comprehensive income	14,178	14,768
Non-Guarantor Subsidiaries [Member]
Revenue:
Retail merchandise sales	61,350	52,830
Pawn loan fees	28,172	26,337
Consumer loan and credit services fees	821	1,026
Wholesale scrap jewelry revenue	6,140	10,500
Total revenue	96,483	90,693
Cost of revenue:
Cost of retail merchandise sold	39,354	32,845
Consumer loan and credit services loss provision	178	120
Cost of wholesale scrap jewelry sold	4,969	8,747
Total cost of revenue	44,501	41,712
Net revenue	51,982	48,981
Expenses and other income:
Store operating expenses	27,305	24,731
Administrative expenses	6,278	3,881
Depreciation and amortization	2,532	2,218
Interest expense	0	0
Interest income	(77)	(144)
Total expenses and other income	36,038	30,686
Income from continuing operations before income taxes	15,944	18,295
Provision for income taxes	4,917	5,641
Income from continuing operations	11,027	12,654
Income (loss) from discontinued operations	(272)	84
Net income	10,755	12,738
Currency translation adjustment, net of tax expense or benefit	0	0
Comprehensive income	10,755	12,738
Consolidating Eliminations [Member]
Revenue:
Retail merchandise sales	0	0
Pawn loan fees	0	0
Consumer loan and credit services fees	0	0
Wholesale scrap jewelry revenue	0	0
Total revenue	0	0
Cost of revenue:
Cost of retail merchandise sold	0	0
Consumer loan and credit services loss provision	0	0
Cost of wholesale scrap jewelry sold	0	0
Total cost of revenue	0	0
Net revenue	0	0
Expenses and other income:
Store operating expenses	0	0
Administrative expenses	0	0
Depreciation and amortization	0	0
Interest expense	0	0
Interest income	0	0
Total expenses and other income	0	0
Income from continuing operations before income taxes	0	0
Provision for income taxes	0	0
Income from continuing operations	0	0
Income (loss) from discontinued operations	0	0
Net income	0	0
Currency translation adjustment, net of tax expense or benefit	0	0
Comprehensive income	$ 0	$ 0